LEASING - Right-of-use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of changes in the Right-of-use assets
Balance at beginning of the year	R$ 1,168,694	R$ 1,182,654
Balance at end of the year	1,271,462	1,168,694	R$ 1,182,654
Gross
Summary of changes in the Right-of-use assets
Balance at beginning of the year	2,521,602	2,197,915	1,824,675
Acquisition of company (Note 3.4)	23,793
Additions	546,618	290,925	678,196
Disposals	(316,502)	(249,027)	(256,876)
Remeasurements	130,668	163,798	48,074
Foreign exchange effect	(101,117)	117,991	(96,154)
Balance at end of the year	2,805,062	2,521,602	2,197,915
Accumulated depreciation
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(1,352,908)	(1,015,261)	(863,799)
Acquisition of company (Note 3.4)	10,727
Depreciation	(495,520)	(471,550)	(430,860)
Disposals	276,349	227,984	253,819
Foreign exchange effect	49,206	(94,081)	25,579
Balance at end of the year	(1,533,600)	(1,352,908)	(1,015,261)
Land and buildings
Summary of changes in the Right-of-use assets
Balance at beginning of the year	359,204	311,129
Balance at end of the year	406,963	359,204	311,129
Land and buildings | Gross
Summary of changes in the Right-of-use assets
Balance at beginning of the year	738,899	599,276	562,187
Acquisition of company (Note 3.4)	18,475
Additions	146,514	34,807	45,736
Disposals	(50,634)	(30,793)	(7,134)
Remeasurements	6,980	60,167	26,615
Foreign exchange effect	(28,209)	75,442	(28,128)
Balance at end of the year	832,025	738,899	599,276
Land and buildings | Accumulated depreciation
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(379,695)	(288,147)	(226,415)
Acquisition of company (Note 3.4)	5,806
Depreciation	(81,099)	(81,055)	(77,771)
Disposals	27,101	22,205	8,475
Foreign exchange effect	14,437	(32,698)	7,564
Balance at end of the year	(425,062)	(379,695)	(288,147)
Machines, equipment, and installations
Summary of changes in the Right-of-use assets
Balance at beginning of the year	622,267	677,541
Balance at end of the year	625,260	622,267	677,541
Machines, equipment, and installations | Gross
Summary of changes in the Right-of-use assets
Balance at beginning of the year	1,388,777	1,205,616	909,709
Additions	299,677	246,986	580,722
Disposals	(248,333)	(153,648)	(241,191)
Remeasurements	95,311	57,847	11,357
Foreign exchange effect	(52,618)	31,976	(54,981)
Balance at end of the year	1,482,814	1,388,777	1,205,616
Machines, equipment, and installations | Accumulated depreciation
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(766,510)	(528,075)	(482,349)
Depreciation	(350,937)	(336,490)	(300,200)
Disposals	233,146	138,361	239,196
Foreign exchange effect	26,747	(40,306)	15,278
Balance at end of the year	(857,554)	(766,510)	(528,075)
Data electronic equipment
Summary of changes in the Right-of-use assets
Balance at beginning of the year	58,230	63,235
Balance at end of the year	46,741	58,230	63,235
Data electronic equipment | Gross
Summary of changes in the Right-of-use assets
Balance at beginning of the year	141,047	132,797	133,484
Additions	955	269
Disposals	(302)	(701)	(589)
Remeasurements	2,681	189
Foreign exchange effect	(82)	8,493	(98)
Balance at end of the year	144,299	141,047	132,797
Data electronic equipment | Accumulated depreciation
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(82,817)	(69,562)	(57,264)
Depreciation	(15,022)	(13,830)	(12,893)
Disposals	257	701	519
Foreign exchange effect	24	(126)	76
Balance at end of the year	(97,558)	(82,817)	(69,562)
Others
Summary of changes in the Right-of-use assets
Balance at beginning of the year	128,993	130,749
Balance at end of the year	192,498	128,993	130,749
Others | Gross
Summary of changes in the Right-of-use assets
Balance at beginning of the year	252,879	260,226	219,295
Acquisition of company (Note 3.4)	5,318
Additions	99,472	8,863	51,738
Disposals	(17,233)	(63,885)	(7,962)
Remeasurements	25,696	45,595	10,102
Foreign exchange effect	(20,208)	2,080	(12,947)
Balance at end of the year	345,924	252,879	260,226
Others | Accumulated depreciation
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(123,886)	(129,477)	(97,771)
Acquisition of company (Note 3.4)	4,921
Depreciation	(48,462)	(40,175)	(39,996)
Disposals	15,845	66,717	5,629
Foreign exchange effect	7,998	(20,951)	2,661
Balance at end of the year	R$ (153,426)	R$ (123,886)	R$ (129,477)